PORTFOLIO OF INVESTMENTS
as of August 31, 2024 (Unaudited)
1
Voya Large-Cap Growth Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 99 .1%
Communication Services : 13 .4%
148,407
Alphabet, Inc. - Class A
$ 24,246,736
3 .3
69,844  Meta Platforms, Inc.
- Class A
36,410,376
5 .0
20,700
(1)
Netflix, Inc.
14,517,945
2 .0
140,766
(1)
ROBLOX Corp. - Class
A
6,192,296
0 .9
15,101
(1)
Spotify Technology SA
5,177,831
0 .7
105,037
(1)
Trade Desk, Inc.
- Class A
10,979,517
1 .5
97,524,701
13 .4
Consumer Discretionary : 12 .9%
305,588
(1)
Amazon.com, Inc.
54,547,458
7 .5
1,881
Booking Holdings, Inc.
7,353,262
1 .0
13,373
(1)
Burlington Stores, Inc.
3,587,174
0 .5
35,850
Lowe's Cos., Inc.
8,908,725
1 .2
45,904
(1)
Tesla, Inc.
9,828,506
1 .3
9,122
Wingstop, Inc.
3,522,095
0 .5
49,245
Yum! Brands, Inc.
6,644,135
0 .9
94,391,355
12 .9
Consumer Staples : 2 .7%
21,865  Constellation Brands,
Inc. - Class A
5,263,124
0 .7
114,989
McCormick & Co., Inc.
9,202,570
1 .3
69,673  Mondelez International,
Inc. - Class A
5,003,218
0 .7
19,468,912
2 .7
Energy : 0 .4%
38,309  Chesapeake Energy
Corp.
2,853,637
0 .4
Financials : 1 .6%
9,478  Goldman Sachs
Group, Inc.
4,836,150
0 .7
59,343  Tradeweb Markets,
Inc. - Class A
7,016,716
0 .9
11,852,866
1 .6
Health Care : 10 .5%
85,317
(1)
Boston Scientific Corp.
6,978,078
0 .9
15,242
Elevance Health, Inc.
8,488,117
1 .2
28,804
Eli Lilly & Co.
27,652,416
3 .8
23,102
(1)
Intuitive Surgical, Inc.
11,380,738
1 .5
31,984
(1)
Repligen Corp.
4,827,345
0 .7
11,553  Thermo Fisher
Scientific, Inc.
7,105,904
1 .0
20,353
(1)
Vertex
Pharmaceuticals, Inc.
10,092,849
1 .4
76,525,447
10 .5
Industrials : 4 .7%
37,043  Booz Allen Hamilton
Holding Corp.
5,881,688
0 .8
101,694
(1)
Copart, Inc.
5,385,714
0 .8
39,465
Dover Corp.
7,341,674
1 .0
82,189
Ingersoll Rand, Inc.
7,516,184
1 .0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
5,764
TransDigm Group, Inc.
$ 7,915,182
1 .1
34,040,442
4 .7
Information Technology : 51 .5%
19,814  Accenture PLC - Class
A
6,775,397
0 .9
337,865
Apple, Inc.
77,371,085
10 .6
6,465
ASML Holding N.V.
5,843,520
0 .8
162,796
Broadcom, Inc.
26,506,445
3 .7
20,081
(1)
Cadence Design
Systems, Inc.
5,400,383
0 .8
27,883
(1)
Crowdstrike Holdings,
Inc. - Class A
7,731,398
1 .1
57,097
(1)
Datadog, Inc. - Class A
6,638,097
0 .9
8,614
(1)
HubSpot, Inc.
4,298,989
0 .6
40,549  Marvell Technology,
Inc.
3,091,456
0 .4
76,734  Micron Technology,
Inc.
7,384,880
1 .0
217,310
Microsoft Corp.
90,648,694
12 .4
691,230
NVIDIA Corp.
82,512,125
11 .3
25,517
(1)
Palo Alto Networks,
Inc.
9,255,526
1 .3
12,751
(1)
ServiceNow, Inc.
10,902,105
1 .5
80,027
Visa, Inc. - Class A
22,117,062
3 .0
32,620
(1)
Workday, Inc. - Class A
8,585,258
1 .2
375,062,420
51 .5
Materials : 1 .4%
27,391
Sherwin-Williams Co.
10,117,414
1 .4
Total Common Stock
(Cost $356,226,114)
721,837,194
99 .1
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 1 .1%
Mutual Funds : 1 .1%
8,308,000
(2)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
5.190%
(Cost $8,308,000) $ 8,308,000 1 .1
Total Short-Term
Investments
(Cost $8,308,000)
8,308,000
1 .1
Total Investments in
Securities
(Cost $364,534,114) $ 730,145,194 100 .2
Liabilities in Excess
of Other Assets (1,136,976) (0.2)
Net Assets $ 729,008,218 100.0
(1)
Non-income producing security.
(2)
Rate shown is the 7-day yield as of August 31, 2024.

PORTFOLIO OF INVESTMENTS
as of August 31, 2024 (Unaudited) (continued)
2
Voya Large-Cap Growth Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of August 31, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
August 31, 2024
Asset Table
Investments, at fair value
Common Stock* $ 721,837,194 $ — $ — $ 721,837,194
Short-Term Investments 8,308,000 — — 8,308,000
Total Investments, at fair value $ 730,145,194 $ — $ — $ 730,145,194
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 367,600,161
Gross Unrealized Depreciation (1,989,081)
Net Unrealized Appreciation $ 365,611,080